EQUITY - Reclassifications and Taxes (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reclassifications and Taxes Related to Items of Other Comprehensive Income (Loss)
Reclassification/amortization, before tax amount				$ 16
Reclassification/amortization, tax (expense) benefit				(5)
Reclassification/amortization, net of tax amount				10
Other comprehensive income (loss)	$ (264)	$ 54	$ 21	(86)	$ 292	$ 125	$ (28)
Accumulated Other Comprehensive Income (Loss)
Reclassifications and Taxes Related to Items of Other Comprehensive Income (Loss)
Other comprehensive income (loss), before tax amount	(263)	105	22	(81)	324	123	(46)
Other comprehensive income (loss), tax (expense) benefit	(1)	(50)	(1)	(5)	(33)	2	18
Other comprehensive income (loss)	(264)	54	21	(86)	292	125	(28)
Foreign Currency Translation Adjustments
Reclassifications and Taxes Related to Items of Other Comprehensive Income (Loss)
Other comprehensive income (loss), before tax amount	(267)	(51)	17	(96)	194	129	11
Other comprehensive income (loss)	(267)	(51)	17	(96)	194	129	11
Unrealized Gains (Losses) on Cash Flow Hedges
Reclassifications and Taxes Related to Items of Other Comprehensive Income (Loss)
Unrealized gains (losses) arising during the period, before tax amount	(5)	1			4
Unrealized gains (losses) arising during the period, tax (expense) benefit	2
Unrealized gains (losses) arising during the period, net of tax amount	(3)	1			4
Reclassification/amortization, before tax amount	(1)	(1)			(1)
Reclassification/amortization, net of tax amount	(1)	(1)			(1)
Other comprehensive income (loss), before tax amount	(6)				3
Other comprehensive income (loss), tax (expense) benefit	2
Other comprehensive income (loss)	(4)				3
Net Change Retirement-Related Benefit Plans
Reclassifications and Taxes Related to Items of Other Comprehensive Income (Loss)
Other comprehensive income (loss), before tax amount	10	156	5		127	(6)	(57)
Other comprehensive income (loss), tax (expense) benefit	(3)	(50)	(1)		(33)	2	18
Other comprehensive income (loss)	7	105	4	10	94	(4)	(39)
Retirement-Related Benefit Plans, Net Gains (Losses)
Reclassifications and Taxes Related to Items of Other Comprehensive Income (Loss)
Unrealized gains (losses) arising during the period, before tax amount		136	(5)		72	(41)	(84)
Unrealized gains (losses) arising during the period, tax (expense) benefit		(45)	2		(17)	13	27
Unrealized gains (losses) arising during the period, net of tax amount		91	(3)		54	(28)	(57)
Reclassification/amortization, before tax amount	10	16	10	11	51	36	27
Reclassification/amortization, tax (expense) benefit	(3)	(4)	(3)	4	(13)	(12)	(9)
Reclassification/amortization, net of tax amount	$ 7	12	$ 7	7	38	24	18
Other comprehensive income (loss), before tax amount				5
Other comprehensive income (loss), tax (expense) benefit				(2)
Other comprehensive income (loss)				$ 3
Retirement-Related Benefit Plans, Curtailments and Settlements
Reclassifications and Taxes Related to Items of Other Comprehensive Income (Loss)
Unrealized gains (losses) arising during the period, before tax amount		4			3
Unrealized gains (losses) arising during the period, tax (expense) benefit		(1)			(1)
Unrealized gains (losses) arising during the period, net of tax amount		$ 3			2
Retirement-Related Benefit Plans, Prior Service Costs (Credits)
Reclassifications and Taxes Related to Items of Other Comprehensive Income (Loss)
Unrealized gains (losses) arising during the period, before tax amount					1		(1)
Unrealized gains (losses) arising during the period, tax (expense) benefit					(2)
Unrealized gains (losses) arising during the period, net of tax amount					$ (1)		$ (1)
Reclassification/amortization, before tax amount						$ (1)